PRIVATE PLACEMENT (Details Narrative)			9 Months Ended	12 Months Ended
	Nov. 10, 2023 shares	Feb. 17, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 ¥ / shares shares	Oct. 28, 2021 $ / shares	Aug. 23, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Stock issued during period value new issues | ¥
Distoken Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares, shares	3,018,308				545,000
Shares issued price per share | (per share)			¥ 10.20	¥ 10.20	¥ 10.20	$ 10.00	$ 10.00
Number of shares issuable per warrant		1
Sale of stock price per share | ¥ / shares			11.50	¥ 11.50	¥ 11.50
Distoken Acquisition Corporation [Member] | Public Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant		1
Distoken Acquisition Corporation [Member] | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant		1
Number of units sold		1/10
Warrant exercise price | ¥ / shares		¥ 1
Private Placement [Member] | Distoken Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares, shares		545,000		545,000
Shares issued price per share | ¥ / shares		¥ 10.00	¥ 10.00	¥ 10.00
Stock issued during period value new issues | ¥		¥ 5,450,000		¥ 5,450,000
Sale of stock description of transaction				Each Private Right entitles the holder thereof to receive one-tenth (1/10) of one ordinary share upon the consummation of a Business Combination
Public Warrants [Member] | Distoken Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | ¥ / shares		¥ 1